Financial Assets and Liabilities - Summary of Consolidated Foreign Currency-denominated Monetary Financial Assets and Liabilities (Detail) ₱ in Millions, $ in Millions	Dec. 31, 2021 PHP (₱)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PHP (₱)	Dec. 31, 2020 USD ($)
Noncurrent Financial Assets
Derivative financial assets – net of current portion	₱ 48
Current portion of other non-financial assets	575		₱ 256
Total	3,067		3,724
Current Financial Assets
Current portion of derivative financial assets (Note 28)	93		22
Current portion of debt instruments at amortized cost (Note 13)	207
Current portion of other financial assets (Notes 20 and 28)	7,064		7,172
Total assets	59,188		75,089
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion (Notes 21 and 28)	241,075		205,195
Derivative financial liabilities – net of current portion (Note 28)	100		360
Total	244,568		217,291
Current Financial Liabilities
Current portion of interest-bearing financial liabilities	11,482		17,570
Current portion of derivative financial liabilities (Note 28)	115		176
Total liabilities	461,012		415,474
Foreign currency denominated monetary financial assets [Member]
Noncurrent Financial Assets
Debt instruments at amortized cost			1,153	$ 24
Derivative financial assets – net of current portion	48	$ 1
Current portion of other non-financial assets	19		7
Total	67	1	1,160	24
Current Financial Assets
Cash and cash equivalents	7,466	146	16,251	338
Short-term investments	254	5	480	10
Trade and other receivables – net	7,218	142	6,290	131
Current portion of derivative financial assets (Note 28)	93	2	22	1
Current portion of debt instruments at amortized cost (Note 13)	207	4
Current portion of other financial assets (Notes 20 and 28)			12
Total current financial assets	15,238	299	23,055	480
Total assets	15,305	300	24,215	504
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion (Notes 21 and 28)	38,648	758	38,530	802
Derivative financial liabilities – net of current portion (Note 28)	100	2	360	7
Other noncurrent liabilities	23		22	1
Total	38,771	760	38,912	810
Current Financial Liabilities
Accounts payable	58,599	1,150	32,201	670
Accrued expenses and other current liabilities	12,164	239	12,135	253
Current portion of interest-bearing financial liabilities	2,252	44	2,842	59
Current portion of derivative financial liabilities (Note 28)	115	2	176	4
Total current financial liabilities	73,130	1,435	47,354	986
Total liabilities	₱ 111,901	$ 2,195	₱ 86,266	$ 1,796